Consolidated Statements of Cash Flows - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2023
Cash flows from operating activities:
Net income (loss)		$ 144,773	$ 125,543
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization		128,360	136,081
Amortization of deferred debt cost and other debt related amortization		4,028	2,265
Lease related amortization		0	679
Other non-cash compensation costs		960	820
Net (gain) loss on sale of leasing equipment		(10,694)	(14,622)
Net (gain) loss on sale of building		(2)	46
Deferred income taxes		1,998	653
Changes in operating assets and liabilities:
Accounts receivable, net		5,300	(5,867)
Deferred revenue		(18,701)	(16,678)
Accounts payable and other accrued expenses		(3,689)	(1,913)
Equipment sold (purchased) for resale activity		2,146	(10)
Cash collections on finance lease receivables, net of income earned		33,993	27,675
Other assets		(774)	2,845
Net cash provided by (used in) operating activities		287,698	257,517
Cash flows from investing activities:
Purchases of leasing equipment and investments in finance leases		(20,200)	(74,308)
Proceeds from sale of equipment, net of selling costs		67,778	89,555
Other		53	(31)
Net cash (used in) investing activities		47,631	15,216
Cash flows from financing activities:
Issuance of preferred shares, net of underwriting discount		144,560		$ 0
Debt issuance costs		0	(3,298)
Borrowings under debt facilities		155,000	200,000
Payments under debt facilities and finance lease obligations		(507,752)	(303,339)
Dividends paid on preferred shares		(14,267)	(13,028)
Restricted cash balance transferred as part of equity distribution of TCF VIII	[1]	(25,903)	0
Distributions/Dividends to Parent		(150,000)	(200,913)
Net Cash Provided by (Used in) Financing Activities		(398,362)	(320,578)
Net increase (decrease) in cash, cash equivalents and restricted cash		(63,033)	(47,845)
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents, Beginning Balance		169,716	149,226
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents, Ending Balance		106,683	101,381
Supplemental disclosures:
Interest paid		60,945	54,670
Income taxes (refunded) paid		583	556
Right-of-use assets obtained in exchange for new operating lease liabilities		0	541
Supplemental non-cash investing activities:
Equipment purchases payable		14,938	32,620
Equity distribution of TCF VIII to Parent	[1]	$ 516,306	$ 0

[1]	(1) For additional information on the TCF VIII Distribution, refer to Note 2 - "Merger, Acquisition and Other Transactions".